Liabilities and assets under insurance contracts and reinsurance assets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	€ 739	€ 765	[1]	€ 1,117
Reinsurance ceded	(292)	(324)	[1]	(341)
Total (balance payable)	447	441		776
Unearned premiums and unexpired risks
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	59	52		50
Reinsurance ceded	(52)	(47)		(41)
Total (balance payable)	7	5		9
Life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	206	227		483
Reinsurance ceded	(151)	(163)		(151)
Total (balance payable)	55	64		332
Life Insurance Unearned Premiums And Risks [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	139	140		100
Reinsurance ceded	(132)	(127)		(96)
Total (balance payable)	7	13		4
Life Insurance Mathematical Provisions [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	67	87		383
Reinsurance ceded	(19)	(36)		(55)
Total (balance payable)	48	51		328
Claims outstanding
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	399	397		423
Reinsurance ceded	(55)	(86)		(115)
Total (balance payable)	344	311		308
Bonuses and rebates
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	22	20		29
Reinsurance ceded	(10)	(9)		(11)
Total (balance payable)	12	11		18
Other technical provisions
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	53	69		132
Reinsurance ceded	(24)	(19)		(23)
Total (balance payable)	€ 29	€ 50		€ 109

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).